Note 2 - Allowance For Credit Losses: Troubled Debt Restructurings on Financing Receivables (Tables)	3 Months Ended
Mar. 31, 2021
Tables/Schedules
Troubled Debt Restructurings on Financing Receivables

	Number Of Loans	Pre-Modification Recorded Investment	Post-Modification Recorded Investment

Live Check Consumer Loans	607	$ 1,135,707	$ 1,105,659
Premier Consumer Loans	118	706,551	670,776
Other Consumer Loans	2,986	10,641,761	10,194,316
Real Estate Loans	11	168,829	168,604
Sales Finance Contracts	215	1,384,117	1,352,988
Total	3,937	$ 14,036,965	$ 13,492,343

The following table presents a summary of loans that were restructured during the three months ended March 31, 2020.

	Number Of Loans	Pre-Modification Recorded Investment	Post-Modification Recorded Investment

Live Check Consumer Loans	786	$ 1,282,032	$ 1,245,551
Premier Consumer Loans	164	1,085,667	1,058,529
Other Consumer Loans	3,972	12,983,091	12,224,600
Real Estate Loans	9	111,677	111,677
Sales Finance Contracts	264	1,071,657	1,029,928
Total	5,195	$ 16,534,124	$ 15,670,285

TDRs that occurred during the twelve months ended March 31, 2021 and subsequently defaulted during the three months ended March 31, 2021 are listed below.

	Number Of Loans	Pre-Modification Recorded Investment

Live Check Consumer Loans	241	$ 437,937
Premier Consumer Loans	31	193,264
Other Consumer Loans	841	1,948,819
Real Estate Loans	-	-
Sales Finance Contracts	42	141,284
Total	1,155	$ 2,271,304

TDRs that occurred during the twelve months ended March 31, 2020 and subsequently defaulted during the three months ended March 31, 2020 are listed below.

	Number Of Loans	Pre-Modification Recorded Investment

Live Check Consumer Loans	427	$ 617,260
Premier Consumer Loans	53	327,474
Other Consumer Loans	1,452	2,926,111
Real Estate Loans	-	-
Sales Finance Contracts	89	209,611
Total	2,021	$ 4,080,456